Debt, cash and cash equivalents - Summary of Debt by Maturity at Value on Redemption (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure of detailed information about borrowings [line items]
Interest rate and currency derivatives used to manage debt	€ (117)		€ (54)	€ (133)
Total debt	24,568		24,586	15,468
Cash and cash equivalents	(9,427)		(6,925)	(10,315)	[1],[2]	€ (10,273)
Interest rate and currency derivatives used to manage cash and cash equivalents	(34)		(33)	8
Net debt	15,107		17,628	5,161
Lease liability total	1,248	€ 1,346
2025 and later
Disclosure of detailed information about borrowings [line items]
Lease liability total	540
Value on redemption
Disclosure of detailed information about borrowings [line items]
Bond issues	24,207		24,164	15,015
Other bank borrowings	196		233	284
Finance lease obligations	0		22	31
Other borrowings	25		16	17
Bank credit balances	305		249	237
Interest rate and currency derivatives used to manage debt	(86)		(12)	(83)
Total debt	24,647		24,672	15,501
Cash and cash equivalents	(9,427)		(6,925)	(10,315)
Interest rate and currency derivatives used to manage cash and cash equivalents	(34)		(33)	8
Net debt	15,186		17,714	5,194
Value on redemption | 2020
Disclosure of detailed information about borrowings [line items]
Bond issues	4,079		2,181	820
Other bank borrowings	156		176	203
Finance lease obligations	0		4	11
Other borrowings	12		3	4
Bank credit balances	305		249	237
Interest rate and currency derivatives used to manage debt	(86)		(12)	(80)
Total debt	4,466		2,601	1,195
Cash and cash equivalents	(9,427)		(6,925)	(10,315)
Interest rate and currency derivatives used to manage cash and cash equivalents	(28)		(33)	8
Net debt	(4,989)		(4,357)	(9,112)
Value on redemption | 2021
Disclosure of detailed information about borrowings [line items]
Bond issues	2,284		3,936	2,050
Other bank borrowings	6		15	8
Finance lease obligations	0		3	3
Other borrowings	0		0	0
Bank credit balances	0		0	0
Interest rate and currency derivatives used to manage debt	0		0	(2)
Total debt	2,290		3,954	2,059
Cash and cash equivalents	0		0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	(6)		0	0
Net debt	2,284		3,954	2,059
Value on redemption | 2022
Disclosure of detailed information about borrowings [line items]
Bond issues	2,700		2,243	2,417
Other bank borrowings	6		3	25
Finance lease obligations	0		3	2
Other borrowings	0		0	0
Bank credit balances	0		0	0
Interest rate and currency derivatives used to manage debt	0		0	(1)
Total debt	2,706		2,249	2,443
Cash and cash equivalents	0		0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0		0	0
Net debt	2,706		2,249	2,443
Value on redemption | 2023
Disclosure of detailed information about borrowings [line items]
Bond issues	3,642		1,850	2,168
Other bank borrowings	23		3	4
Finance lease obligations	0		3	3
Other borrowings	0		0	0
Bank credit balances	0		0	0
Interest rate and currency derivatives used to manage debt	0		0	0
Total debt	3,665		1,856	2,175
Cash and cash equivalents	0		0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0		0	0
Net debt	3,665		1,856	2,175
Value on redemption | 2024
Disclosure of detailed information about borrowings [line items]
Bond issues	600		3,622	1,850
Other bank borrowings	5		28	4
Finance lease obligations	0		4	3
Other borrowings	0		0	0
Bank credit balances	0		0	0
Interest rate and currency derivatives used to manage debt	0		0	0
Total debt	605		3,654	1,857
Cash and cash equivalents	0		0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0		0	0
Net debt	605		3,654	1,857
Value on redemption | 2025 and later
Disclosure of detailed information about borrowings [line items]
Bond issues	10,902		10,332	5,710
Other bank borrowings	0		8	40
Finance lease obligations	0		5	9
Other borrowings	13		13	13
Bank credit balances	0		0	0
Interest rate and currency derivatives used to manage debt	0		0	0
Total debt	10,915		10,358	5,772
Cash and cash equivalents	0		0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0		0	0
Net debt	€ 10,915		€ 10,358	€ 5,772

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).